Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Aggregate Future Minimum Lease Payments Under Non-cancelable Operating Leases
As of December 31, 2017, the aggregate future minimum lease payments under all non-cancelable operating leases with initial or remaining lease terms in excess of one year are as follows:

Year Ending	(In thousands)
2018	$19,059
2019	15,166
2020	9,360
2021	6,079
2022	3,148
Thereafter	3,542
Total minimum operating lease commitments	$56,354

Schedule of Capital Leased Assets Included Within Property, Plant and Equipment
Capital leases are included within Property, plant and equipment, net in our Consolidated Balance Sheet with imputed interest rates of approximately 2% as follows:

Capital leases	Year ended December 31, 2017
Automobiles	$11,137
Less: Accumulated Depreciation	(4,366)
Net capital leases in Property, plant and equipment	$6,771

Schedule of Aggregate Future Minimum Lease Payments Under Non-cancelable Capital Leases
As of December 31, 2017, the aggregate future minimum lease payments under all non-cancelable capital leases with initial or remaining lease terms in excess of one year are as follows:

Year Ending	(In thousands)
2018	$3,521
2019	3,029
2020	2,440
2021	1,586
2022	410
Thereafter	441
Total minimum capital lease commitments	11,427
Less: Amounts representing interest	242
Net capital liability	$11,185

Current	$3,399
Long-term	$7,786